Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net Loss	$ (50,715,696)	$ (32,385,895)
Foreign currency translation adjustment net of tax	3,239,829	866,410
Comprehensive loss	$ (47,475,867)	$ (31,519,485)